OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Contract deposit | ¥			¥ 102	¥ 102
Social security payable | ¥	[1]		104	102
Payroll payable | ¥			433	442
Welfare payable | ¥			24	14
Accrued expenses | ¥			1,484	964
Others | ¥			14	15
Other payables and accrued liabilities | ¥			¥ 2,161	¥ 1,639
USD [Member]
Statement Line Items [Line Items]
Contract deposit | $		$ 15
Social security payable | $	[1]	15
Payroll payable | $		62
Welfare payable | $		3
Accrued expenses | $		214
Others | $		2
Other payables and accrued liabilities | $		$ 311

[1]	The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.